Cover	Jul. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000054480
Document Type	8-K
Document Period End Date	Jul. 14, 2022
Entity Registrant Name	KANSAS CITY SOUTHERN
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4717
Entity Tax Identification Number	87-3883291
Entity Address, Address Line One	427 West 12th Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	983-1303
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false